Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 850,758,927.80
Previously Paid Amount	0.00
Total Fee Amount	117,489.80
Total Offset Amount	34,664.54
Net Fee	$ 82,825.26
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A